DIVESTITURES OF BANKS AND DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
DIVESTITURES OF BANKS AND DISCONTINUED OPERATIONS [Abstract]
Sales of a bank subsidiaries completed
In 2012, Capitol completed the following sales of bank subsidiaries (in $1,000s):

		Sale
	Date Sold	Proceeds	Gain (Loss)

Mountain View Bank of Commerce(1)	January 30, 2012	$4,060	$126
Bank of Michigan(2)	July 27, 2012	3,611	(228)
First Carolina State Bank(2)	July 30, 2012	1,269	289
High Desert Bank(1)	November 19, 2012	760	(44)

		$9,700	$143

(1)	Previously a majority-owned subsidiary of a bank-development subsidiary controlled by Capitol.
(2)	Previously a majority-owned subsidiary of Capitol.

Income Statement and Assets and Liabilities of Discontinued Operations
The results of operations of bank subsidiaries sold in 2012, summarized in the preceding table, together with the results of operations of Bank of Feather River, Bank of Fort Bend, Bank of Las Colinas, Bank of the Northwest, Bank of Tucson-main office, Community Bank of Rowan, Evansville Commerce Bank and Sunrise Bank which were sold in 2011 and Adams Dairy Bank, Bank of Belleville, Bank of San Francisco, Community Bank of Lincoln, Fort Collins Commerce Bank, Larimer Bank of Commerce, Loveland Bank of Commerce, Napa Community Bank, Ohio Commerce Bank, Southern Arizona Community Bank and USNY Bank which were sold in 2010, are classified as discontinued operations, which include the following components on a combined basis (in $1,000s):

	2012	2011	2010

Interest income	$5,694	$30,103	$86,688
Interest expense	1,162	5,549	18,179
Net interest income	4,532	24,554	68,509
Provision for loan losses	807	8,246	22,115
Net interest income after provision for loan losses	3,725	16,308	46,394
Noninterest income, excluding gain on sale of bank subsidiaries	990	3,555	6,644
Gain on sale of bank subsidiaries	143	5,495	15,784
Noninterest expense	4,741	21,989	57,410
Income before income taxes	117	3,369	11,412
Less income tax expense	97	2,324	9,168
Net income from discontinued operations	20	1,045	2,244
Net loss attributable to noncontrolling interests	514	1,456	3,610
Net income from discontinued operations attributable to Capitol Bancorp Limited	$534	$2,501	$5,854
Net income from discontinued operations per common share attributable to Capitol Bancorp Limited	$0.01	$0.06	$0.29
Assets and liabilities of discontinued operations as of December 31, 2011 (none as of December 31, 2012) are summarized below (in $1,000s):

Assets:		Liabilities:
Cash and cash equivalents	$44,754	Noninterest-bearing
Investment securities	10,199	deposits	$30,581
Federal Home Loan Bank		Interest-bearing deposits	190,771
stock	1,001	Total deposits	221,352
Portfolio loans	189,069	Debt obligations	12,053
Less allowance for loan		Other liabilities	1,298
losses	(7,492)
Net portfolio loans	181,577		$234,703
Premises and equipment	3,880
Other real estate owned	7,172
Other assets	4,935

	$253,518